Payables and Other Current Liabilities - Changes in Provision Law 18/2022 (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) invoice	Dec. 31, 2023 EUR (€) invoice	Dec. 31, 2022 EUR (€)
Trade And Other Payables [Line Items]
Payments to suppliers for goods and services	€ 30,360	€ 29,188	€ 29,509
Law 18/2022 | Spain
Trade And Other Payables [Line Items]
Payments to suppliers for goods and services	€ 5,406	€ 4,558
Percentage of total payments	0.64	0.58
Number of invoices paid in a period less than the maximum established in the regulations | invoice	157,640	141,862
Percentage of the total number of invoices paid	0.58	0.51